Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase $ in Thousands	Dec. 31, 2023 USD ($)	Apr. 20, 2022 CAD ($)
Schedule Of The Acquisition Date Fair Value Of Each Major Class Of Purchase Abstract
Cash	$ 2,600,000	$ 3,750
Holdback payable	400,000
Fair value of 1,900,000 common shares of the Company	16,131,000
Total consideration	$ 19,131,000